Financial instruments (Details 1) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	$ 3,980	$ 2,152
Financial assets at fair value through profit or loss	10,796	8,686
Total	14,776	10,838
Financial assets at amortized cost	(3,980)	(2,152)
Financial assets at amortised cost two	(103,423)	(59,465)
Interest incomes member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	65	127
Financial assets at fair value through profit or loss
Total	65	127
Financial assets at amortized cost	(65)	(127)
Exchange differences member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	3,915	889
Financial assets at fair value through profit or loss	7,971	958
Total	11,886	1,847
Financial assets at amortized cost	(3,915)	(889)
Changes in fair value of financial assets member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit or loss	2,825	7,728
Total	2,825	7,728
Financial assets at amortized cost
Corporate notes member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	363	6
Financial assets at fair value through profit or loss
Total	(363)	6
Financial assets at amortized cost	(363)	(6)
Other note member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost		1,130
Financial assets at fair value through profit or loss
Total		1,130
Financial assets at amortized cost		(1,130)
Interest incomes one member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	87,620	52,437
Total	(87,620)	(52,437)
Financial assets at amortized cost	(87,620)	(52,437)
Exchange differences one member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	10,408	4,967
Total	(10,408)	(4,967)
Financial assets at amortized cost	(10,408)	(4,967)
Loss On Debt Restructuring [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	449
Total	(449)
Financial assets at amortized cost	(449)
Other financial results one member
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	4,583	2,061
Total	(4,583)	(2,061)
Financial assets at amortized cost	$ (4,583)	$ (2,061)